INVESCO STOCK FUNDS, INC.
                          INVESCO Blue Chip Growth Fund
         Investor Class and Class C Prospectuses dated November 30, 2000
                  And Class K Prospectus dated August 31, 2001


Effective immediately, the name of INVESCO Blue Chip Growth Fund is hereby changed to INVESCO Growth Fund. All references in these prospectuses to INVESCO Blue Chip Growth Fund are hereby deleted and substituted with INVESCO Growth Fund.

The date of this Supplement is October 1, 2001.



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                            INVESCO STOCK FUNDS, INC.
            Statement of Additional Information dated August 31, 2001


Effective immediately, the name of INVESCO Blue Chip Growth Fund is hereby changed to INVESCO Growth Fund. All references in the Statement of Additional Information to INVESCO Blue Chip Growth Fund are hereby deleted and substituted with INVESCO Growth Fund.

The date of this Supplement is October 1, 2001.